Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Assets and liabilities measured at fair value

	Level 1	Level 2	Level 3	Total
2011
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$248	$134	$—	$382
States, municipalities and political subdivisions	—	3,794	83	3,877
Foreign government	—	254	—	254
Residential MBS	—	3,487	361	3,848
Commercial MBS	—	2,821	19	2,840
All other corporate	9	10,078	519	10,606

Total AFS fixed maturities	257	20,568	982	21,807

Trading fixed maturities	—	439	1	440
Equity securities	888	29	11	928
Assets of managed investment entities (“MIE”)	290	2,724	44	3,058
Variable annuity assets (separate accounts) (a)	—	548	—	548
Other investments	—	71	—	71

Total assets accounted for at fair value	$1,435	$24,379	$1,038	$26,852

Liabilities:
Liabilities of managed investment entities	$194	$—	$2,593	$2,787
Derivatives in annuity benefits accumulated	—	—	395	395

Total liabilities accounted for at fair value	$194	$—	$2,988	$3,182

2010
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$251	$216	$—	$467
States, municipalities and political subdivisions	—	2,919	20	2,939
Foreign government	—	278	—	278
Residential MBS	—	3,563	312	3,875
Commercial MBS	—	2,117	6	2,123
All other corporate	9	9,201	436	9,646

Total AFS fixed maturities	260	18,294	774	19,328

Trading fixed maturities	—	390	3	393
Equity securities	461	208	21	690
Assets of managed investment entities	96	2,393	48	2,537
Variable annuity assets (separate accounts) (a)	—	616	—	616
Other investments	—	98	—	98

Total assets accounted for at fair value	$817	$21,999	$846	$23,662

Liabilities:
Liabilities of managed investment entities	$65	$—	$2,258	$2,323
Derivatives in annuity benefits accumulated	—	—	190	190

Total liabilities accounted for at fair value	$65	$—	$2,448	$2,513

(a)	Variable annuity liabilities equal the fair value of variable annuity assets.

Changes in balances of Level 3 financial assets and liabilities

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2010	Net income	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2011
AFS fixed maturities:
State and municipal	$20	$—	$4	$58	(4)	$17	$(12)	$83
Residential MBS	312	3	(9)	42	(38)	127	(76)	361
Commercial MBS	6	1	—	9	—	13	(10)	19
All other corporate	436	2	15	236	(72)	90	(188)	519
Trading fixed maturities	3	—	—	—	—	—	(2)	1
Equity securities	21	—	1	2	(2)	2	(13)	11
Assets of MIE	48	(8)	—	32	(18)	9	(19)	44
Liabilities of MIE (*)	(2,258)	—	—	(401)	66	—	—	(2,593)
Embedded derivatives	(190)	(29)	—	(200)	24	—	—	(395)

(*)	Total realized/unrealized loss included in net income includes losses of $3 million related to liabilities outstanding as of December 31, 2011. See Note H—“Managed Investment Entities.”

			Total realized/unrealized gains (losses) included in
	Balance at December 31, 2009	Consolidate Managed Inv. Entities	Net income	Other comp. income (loss)	Purchases, sales, issuances and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2010
AFS fixed maturities:
State and municipal	$23	$—	$—	$1	$(4)	$17	$(17)	$20
Residential MBS	435	—	7	26	17	27	(200)	312
Commercial MBS	—	—	—	—	6	—	—	6
All other corporate	311	(6)	(10)	10	100	118	(87)	436
Trading fixed maturities	1	—	—	—	4	2	(4)	3
Equity securities	25	—	—	(1)	—	—	(3)	21
Assets of MIE	—	90	8	—	(16)	26	(60)	48
Liabilities of MIE (*)	—	(2,084)	(220)	—	46	—	—	(2,258)
Embedded derivatives	(113)	—	(20)	—	(57)	—	—	(190)

(*)	Total realized/unrealized loss included in net income includes losses of $213 million related to liabilities outstanding as of December 31, 2010. See Note H—“Managed Investment Entities.”

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2008	Net income	Other comp. income (loss)	Purchases, sales, issuances and settlements	Net Transfer out of Level 3	Balance at December 31, 2009
AFS fixed maturities	$706	$7	$89	$292	$(325)	$769
Trading fixed maturities	1	—	—	—	—	1
Equity securities	44	(13)	1	1	(8)	25
Other assets	5	—	—	—	(5)	—
Embedded derivatives	(96)	(29)	—	12	—	(113)

Fair value of financial instruments

	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Cash and cash equivalents	$1,324	$1,324	$1,099	$1,099
Fixed maturities	22,247	22,247	19,721	19,721
Equity securities	928	928	690	690
Mortgage loans	401	401	468	469
Policy loans	252	252	264	264
Other investments—derivatives	71	71	98	98
Assets of managed investment entities	3,058	3,058	2,537	2,537
Variable annuity assets (separate accounts)	548	548	616	616

Liabilities:
Annuity benefits accumulated (*)	$15,219	$15,314	$12,696	$12,233
Long-term debt	934	1,010	952	1,023
Liabilities of managed investment entities	2,787	2,787	2,323	2,323
Variable annuity liabilities (separate accounts)	548	548	616	616
Other liabilities—derivatives	23	23	14	14

(*)	Excludes life contingent annuities in the payout phase.